INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Net loss for the year	$ (2,243,560)	$ (1,650,745)	$ (664,762)
Expected Income tax recovery based on statutory rate	(595,000)	(437,000)	(176,000)
Adjustment to expected income tax benefit
Permanent differences	100,000	111,000	(17,000)
Other	(7,000)	54,000	651,000
Change in unrecognized deferred tax asset	502,000	272,000	(458,000)
Income tax provision (recovery)	$ 0	$ 0	$ 0